Vessels - Additional Information (Details) $ in Thousands	Sep. 08, 2025 USD ($)	May 13, 2025 USD ($)	Mar. 17, 2025 USD ($)	Feb. 24, 2025 USD ($)	Feb. 19, 2025 USD ($)	Jan. 07, 2025 vessel	May 02, 2023 USD ($)	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel
Property, Plant and Equipment [Line Items]
Net book value of vessels								$ 1,601,045	$ 1,653,607
Disposal Group, Disposed of by Sale | Navigator Venus
Property, Plant and Equipment [Line Items]
Disposal of vessel		$ 17,500
Gain from disposal of vessels		$ 12,600
Disposal Group, Disposed of by Sale | Navigator Gemini
Property, Plant and Equipment [Line Items]
Disposal of vessel							$ 30,300
Gain from disposal of vessels	$ 12,600
Purchased Vessels
Property, Plant and Equipment [Line Items]
Aggregate consideration			$ 29,200	$ 27,400	$ 27,400
Purchased Vessels | Ethylene-Capable Liquefied Gas Vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel						3
Collateralized Loan Obligations
Property, Plant and Equipment [Line Items]
Net book value of vessels								$ 1,430,000	$ 1,382,000
Time Charter Agreements
Property, Plant and Equipment [Line Items]
Number of vessels contracted | vessel								29	32
Cost of vessels								$ 1,539,000	$ 1,676,000
Net book value of vessels								$ 974,000	$ 1,084,000